Consolidating Financial Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidating Financial Statements
Ownership interest in subsidiary (as a percent)	100.00%
Current assets:
Accounts receivable, less allowance for doubtful accounts	$ 89,637	$ 84,264
Inventories	9,760	11,085
Other current assets	6,836	11,098
Total current assets	106,233	106,447
Property and equipment:
Medical equipment	629,193	618,052
Property and office equipment	105,341	94,846
Accumulated depreciation	(536,520)	(504,249)
Total property and equipment, net	198,014	208,649
Other long-term assets:
Goodwill	346,168	343,766
Other intangibles, net	151,921	157,371
Other	3,109	1,890
Total assets	805,445	818,123
Current liabilities:
Current portion of long-term debt	5,043	5,454
Book overdrafts	5,367	10,700
Accounts payable	36,689	38,819
Accrued compensation	21,498	19,906
Accrued interest	18,671	18,696
Other accrued expenses	17,763	16,676
Total current liabilities	105,031	110,251
Long-term debt, less current portion	698,065	701,863
Pension and other long-term liabilities	11,385	12,277
Deferred income taxes, net	35,342	53,217
Commitments and contingencies
Deficit
Common stock
Additional paid-in capital	250,018	244,986
Accumulated deficit	(287,998)	(296,826)
Accumulated other comprehensive loss	(6,638)	(7,826)
Total Universal Hospital Services, Inc. and Subsidiaries deficit	(44,618)	(59,666)
Noncontrolling interest	240	181
Total deficit	(44,378)	(59,485)	$ (49,158)	$ (48,747)
Total liabilities and deficit	805,445	818,123
Consolidating Adjustments
Current assets:
Due from affiliates	(31,590)	(28,523)
Total current assets	(31,590)	(28,523)
Other long-term assets:
Investment in subsidiary	(76,606)	(72,624)
Total assets	(108,196)	(101,147)
Current liabilities:
Due to affiliates	(31,590)	(28,523)
Total current liabilities	(31,590)	(28,523)
Commitments and contingencies
Deficit
Additional paid-in capital	(76,018)	(75,814)
Accumulated loss in subsidiary	(588)	3,190
Total Universal Hospital Services, Inc. and Subsidiaries deficit	(76,606)	(72,624)
Total deficit	(76,606)	(72,624)
Total liabilities and deficit	(108,196)	(101,147)
Parent Issuer UHS | Reportable Legal Entities
Current assets:
Accounts receivable, less allowance for doubtful accounts	76,093	71,802
Due from affiliates	31,590	28,523
Inventories	3,800	4,754
Other current assets	6,127	10,501
Total current assets	117,610	115,580
Property and equipment:
Medical equipment	564,316	562,422
Property and office equipment	92,414	83,716
Accumulated depreciation	(485,960)	(462,167)
Total property and equipment, net	170,770	183,971
Other long-term assets:
Goodwill	283,141	283,141
Investment in subsidiary	76,606	72,624
Other intangibles, net	136,563	140,944
Other	2,411	1,397
Total assets	787,101	797,657
Current liabilities:
Current portion of long-term debt	3,451	3,990
Book overdrafts	5,345	9,834
Accounts payable	29,842	31,586
Accrued compensation	18,696	17,196
Accrued interest	18,671	18,696
Other accrued expenses	16,018	15,426
Total current liabilities	92,023	96,728
Long-term debt, less current portion	694,171	698,050
Pension and other long-term liabilities	11,384	12,274
Deferred income taxes, net	34,126	50,256
Commitments and contingencies
Deficit
Additional paid-in capital	250,033	245,001
Accumulated deficit	(288,586)	(293,636)
Accumulated loss in subsidiary	588	(3,190)
Accumulated other comprehensive loss	(6,638)	(7,826)
Total Universal Hospital Services, Inc. and Subsidiaries deficit	(44,603)	(59,651)
Total deficit	(44,603)	(59,651)
Total liabilities and deficit	787,101	797,657
Subsidiary Guarantors | Reportable Legal Entities
Current assets:
Accounts receivable, less allowance for doubtful accounts	13,544	12,462
Inventories	5,960	6,331
Other current assets	709	597
Total current assets	20,213	19,390
Property and equipment:
Medical equipment	64,877	55,630
Property and office equipment	12,927	11,130
Accumulated depreciation	(50,560)	(42,082)
Total property and equipment, net	27,244	24,678
Other long-term assets:
Goodwill	63,027	60,625
Other intangibles, net	15,358	16,427
Other	698	493
Total assets	126,540	121,613
Current liabilities:
Current portion of long-term debt	1,592	1,464
Book overdrafts	22	866
Due to affiliates	31,590	28,523
Accounts payable	6,847	7,233
Accrued compensation	2,802	2,710
Other accrued expenses	1,745	1,250
Total current liabilities	44,598	42,046
Long-term debt, less current portion	3,894	3,813
Pension and other long-term liabilities	1	3
Deferred income taxes, net	1,216	2,961
Commitments and contingencies
Deficit
Additional paid-in capital	76,003	75,799
Accumulated deficit	588	(3,190)
Total Universal Hospital Services, Inc. and Subsidiaries deficit	76,591	72,609
Noncontrolling interest	240	181
Total deficit	76,831	72,790
Total liabilities and deficit	$ 126,540	$ 121,613